Structured Entities (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities

Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities 1
(millions of Canadian dollars)							As at
			October 31, 2021				October 31, 2020
	Securitizations	Investment funds and trusts	Other	Total	Securitizations	Investment funds and trusts	Other	Total

FINANCIAL ASSETS
Trading loans, securities, and other	$10,060	$1,083	$–	$11,143	$7,810	$845	$–	$8,655
Non-trading financial assets at fair value through profit or loss	5,770	665	64	6,499	3,680	513	68	4,261
Derivatives 2	–	95	–	95	–	368	6	374
Financial assets designated at fair value through profit or loss	–	6	–	6	–	23	–	23
Financial assets at fair value through other comprehensive income	23,446	2,247	3	25,696	30,278	2,395	7	32,680
Debt securities at amortized cost, net of allowance for credit losses	117,246	424	–	117,670	104,914	28	–	104,942
Loans	2,399	4	–	2,403	2,134	5	–	2,139

Other	4	–	3,021	3,025	8	–	3,098	3,106

Total assets	158,925	4,524	3,088	166,537	148,824	4,177	3,179	156,180

FINANCIAL LIABILITIES
Derivatives 2	–	513	–	513	–	150	–	150

Obligations related to securities sold short	2,199	365	–	2,564	3,337	335	–	3,672

Total liabilities	2,199	878	–	3,077	3,337	485	–	3,822

Off-balance sheet exposure 3	13,372	5,962	1,299	20,633	16,431	5,105	1,289	22,825
Maximum exposure to loss from involvement with unconsolidated structured entities	$170,098	$9,608	$4,387	$184,093	$161,918	$8,797	$4,468	$175,183

Size of sponsored unconsolidated structured entities 4	$10,266	$42,834	$450	$53,550	$10,862	$37,286	$1,200	$49,348
1	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.
2
Derivatives primarily subject to vanilla interest rate or foreign exchange risk are not included in these amounts as those derivatives are designed to align the structured entity’s cash flows with risks absorbed by investors and are not predominantly designed to expose the Bank to variable returns created by the entity.

3
For the purposes of this disclosure, off-balance sheet exposure represents the notional value of liquidity facilities, guarantees, or other off-balance sheet commitments without considering the effect of collateral or other credit enhancements.

4
The size of sponsored unconsolidated structured entities is provided based on the most appropriate measure of size for the type of entity: (1) The par value of notes issued by securitization conduits and similar liability issuers; (2) the total AUM of investment funds and trusts; and (3) the total fair value of partnership or equity shares in issue for partnerships and similar equity issuers.